SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands							1 Months Ended		12 Months Ended
	Dec. 11, 2015 $ / shares	Sep. 30, 2015 CNY (¥)	Sep. 30, 2015 USD ($)	Aug. 10, 2015 USD ($) $ / shares	Jul. 28, 2014 $ / shares	Jan. 07, 2014 $ / shares	Nov. 30, 2014 CNY (¥)	Apr. 30, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Consideration to repurchase shares | $										$ 4,542	$ 3,111
Date declared					Jul. 28, 2014	Jan. 07, 2014
Amount of dividend paid		¥ 288,157	$ 41,503				¥ 251,979	¥ 201,583	¥ 285,829	$ 41,168
Special dividend per share					$ 0.30	$ 0.24
Dividends payable, date to be paid					2014-11	2014-04
Ordinary shares [Member]
Shares repurchased | shares									2,902,224	2,902,224	1,842,099
Special dividend per share	$ 0.33
American Depositary Shares [Member]
Shares repurchased | shares									967,408	967,408	614,033
American Depositary Shares [Member] | Maximum [Member]
Consideration to repurchase shares | $				$ 20,000
Price per share				$ 7.99